Income Taxes (Details) - Schedule of reconciliation of income tax rate - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of income tax rate [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Reduced tax rate under Israeli benefit programs (in Dollars)	$ 6,200	$ (1,400)	$ 18,000
Goodwill impairment		(17.50%)
Stock-based compensation expense	(3.50%)	(0.50%)	(21.00%)
Non-deductible acquisition expenses	(0.10%)		(1.40%)
Earnings taxed under foreign law	10.80%	(4.10%)	(14.90%)
Valuation Allowance	(42.70%)	3.10%
Changes in uncertain tax positions	17.90%	1.00%	(59.80%)
Deferred Tax due to different tax rates	(6.10%)	0.10%	11.20%
Non recurring Capital gain			11.50%
Withholding tax	(0.10%)		(1.70%)
Other	0.40%	(0.10%)	(2.60%)
Effective income tax rate	5.80%	3.60%	(48.90%)